RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

6.	RELATED PARTY TRANSACTIONS

On December 21, 2025, in connection with bonuses earned by certain employees, the Company issued promissory notes in the aggregate principal amount of $1,085,703 (representing bonuses earned of $593,450 and $492,253 for the years ended December 31, 2025 and 2024, respectively), in lieu of cash payment, including a promissory note in the principal amount of $460,000 to Alex Cunningham, the Company’s Chairman and Chief Executive Officer, a promissory note in the principal amount of $122,550 to Matthew T. Shafer, the Company’s Chief Financial Officer, and a promissory note in the principal amount of $460,000 to Daniel Thompson, the Company’s Chairman at such time. These notes bear interest of 5% per annum and mature on June 30, 2026. The bonus expense was recognized in the period earned, and the issuance of the notes was accounted for as a non-cash financing activity. See also Note 7. Notes And Loans Payable.

In connection with the acquisition of Edge View on July 16, 2014, the Company assumed amounts due to previous owners who are current managers of Edge View. These amounts are due on demand and do not bear interest. The balance of these amounts are $4,979 due from the previous owners as of December 31, 2025 and 2024.

The Company previously obtained $120,997 in short-term advances from the former Chairman of the Board that were non-interest bearing and due on demand. During the year ended December 31, 2024, the Company fully repaid the $120,997 owed to the former Chairman.

See also Note 8. Convertible Notes Payable and the disclosure regarding the note issued to the Chief Executive Officer on August 25, 2023.

See also Note 13. Commitments and Contingencies for compensation paid to employees of the Company.